Subsequent events (Details) ¥ in Thousands, $ in Thousands			1 Months Ended
	Mar. 31, 2020 USD ($) shares	Jan. 01, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Feb. 29, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥) shares	Dec. 31, 2017 USD ($)	Apr. 30, 2016 USD ($)
Term and Revolving Credit Facilities
Subsequent events
Maximum borrowing capacity under facilities							$ 1,000,000
Senior Notes [Member]
Subsequent events
Aggregate principal amount								$ 1,000,000
Subsequent event | Term and Revolving Credit Facilities
Subsequent events
Amount of group drew down under facility commitment.					$ 550,000
Subsequent event | ADS | 2020 Share repurchase program
Subsequent events
Stock repurchase program authorized amount	$ 2,000,000		$ 2,000,000
Stock repurchase program period	24 months
Shares repurchased, shares | shares	1,191,370		1,191,370			1,191,370
Shares repurchased, value	$ 44,132
Subsequent event | 3.375% notes due 2030
Subsequent events
Aggregate principal amount		$ 700,000
Interest rate (as a percent)		3.375%
Subsequent event | 4.125% notes due 2050
Subsequent events
Aggregate principal amount		$ 300,000
Interest rate (as a percent)		4.125%
Subsequent event | Private placement notes | Jingdong Century
Subsequent events
Aggregate principal amount | ¥						¥ 5,000,000
Subsequent event | 2.65% notes due 2020 | Jingdong Century
Subsequent events
Aggregate principal amount | ¥				¥ 3,000,000
Interest rate (as a percent)				2.65%
Maturity date				Apr. 27, 2020
Subsequent event | 2.75% notes due 2020 | Jingdong Century
Subsequent events
Aggregate principal amount | ¥						¥ 2,000,000
Interest rate (as a percent)	2.75%		2.75%			2.75%
Maturity date			Oct. 30, 2020
Subsequent event | Senior Notes [Member]
Subsequent events
Net proceeds from offering		$ 988,266
Subsequent event | Unsecured Senior Notes
Subsequent events
Aggregate principal amount		$ 1,000,000